Provisions - Development of Total Provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provisions
Balance at beginning of period	€ 62,579	€ 53,553
Consumption	38,241	27,892
Release	11,478	1,932
Foreign exchange	1,291	(1,032)
Additions	43,130	39,882
Balance at end of period	57,281	62,579
Other personnel expenses
Provisions
Balance at beginning of period	37,005	32,814
Consumption	33,018	26,492
Release	3,644	716
Foreign exchange	636	(593)
Additions	35,033	31,992
Balance at end of period	36,012	37,005
Pensions
Provisions
Balance at beginning of period	14,441	12,131
Consumption	463	354
Release	813
Additions	1,263	2,664
Balance at end of period	14,428	14,441
Other provisions
Provisions
Balance at beginning of period	11,133	8,608
Consumption	4,760	1,046
Release	7,021	1,216
Foreign exchange	655	(439)
Additions	6,834	5,226
Balance at end of period	€ 6,841	€ 11,133